Note 28 (Tables)	6 Months Ended
Jun. 30, 2023
Non Controlling Interest [Abstract]
Non Controlling Interest Classified By Concept [Table Text Block]
The breakdown by groups of consolidated entities of the balance under the heading “Minority interests (non-controlling interest)” of the condensed consolidated balance sheets is as follows:

Non-controlling interests. Breakdown by subgroups (Millions of Euros)
	June 2023	December 2022
Garanti BBVA	1,012	1,179
BBVA Peru	1,535	1,469
BBVA Argentina	694	687
BBVA Colombia	72	73
BBVA Venezuela	96	95
Other entities	109	119
Total	3,517	3,623

Profit attributable to non-controlling interests [Table Text Block]
These amounts are broken down by groups of consolidated entities under the heading “Profit (Loss) - Attributable to minority interest (non-controlling interest)” in the condensed consolidated income statement:

Profit attributable to non-controlling interests. Breakdown by subgroups (Millions of Euros)
	June 2023	June 2022
Garanti BBVA	92	(61)
BBVA Peru	129	130
BBVA Argentina	46	45
BBVA Colombia	(3)	4
BBVA Venezuela	13	2
Other entities	(11)	(3)
Total	266	117